Concessions and Authorizations - Schedule of Concession and Amount to be Paid (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Period of the concession	[1]	March 2006 to September 2037
Nominal value in 2024		R$ 42.7
Present value in 2024		R$ 22.0
Interest, %		100.00%
Updating indexer		IGPM
Amounts paid in 2024		R$ 3.3	R$ 3.1
Queimado [Member]
IfrsStatementLineItems [Line Items]
Period of the concession		January 2004 to June, 2034
Nominal value in 2024		R$ 9.1
Present value in 2024		R$ 5.4
Interest, %		82.50%
Updating indexer		IGPM
Amounts paid in 2024		R$ 1.0	R$ 1.0

[1]	The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.